Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Securities available for sale, amortized cost	$ 107,528	$ 81,381
Serial preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Serial preferred stock, shares authorized (in shares)	500,000	500,000
Serial preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	16,000,000	16,000,000
Common stock, shares issued (in shares)	9,128,662	9,128,662
Treasury stock, shares (in shares)	4,284,840	4,292,838
Collateralized Mortgage Backed Securities [Member]
Securities available for sale, amortized cost	$ 54,777	$ 8,159
Other Debt Obligations [Member]
Securities available for sale, amortized cost	$ 52,751	$ 73,222